CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed balance sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,810	$ 3,244	$ 5,497
Cryptocurrency assets	9,581	7,625
Total current assets	19,147	33,856
Non-current assets:
Intangible assets, net	11,084	2,033
Total non-current assets	67,188	38,740
TOTAL ASSETS	86,335	72,596
Current liabilities:
Accrued payroll and welfare payable	306	410
Accrued expenses and other liabilities	9,349	14,333
Total current liabilities	11,236	44,926
TOTAL LIABILITIES	19,555	47,464
Shareholders' equity:
Additional paid-in capital	640,724	621,837
Treasury shares	21,604	21,604
Accumulated other comprehensive loss	(4,392)	(4,276)
Total shareholders' equity	56,893	25,132
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	86,335	72,596
Parent Company
Current assets:
Cash and cash equivalents	30	35	$ 137	$ 126
Cryptocurrency assets	250	349
Other current assets	29,077	29,646
Amounts due from intergroup companies	140,168	150,615
Total current assets	169,525	180,645
Non-current assets:
Investment in subsidiaries	(112,300)	(144,824)
Intangible assets, net	95	110
Total non-current assets	(112,205)	(144,714)
TOTAL ASSETS	57,320	35,931
Current liabilities:
Accrued payroll and welfare payable	34	79
Accrued expenses and other liabilities	393	10,720
Total current liabilities	427	10,799
TOTAL LIABILITIES	427	10,799
Shareholders' equity:
Additional paid-in capital	640,724	621,837
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(4,392)	(4,276)
Accumulated deficit and statutory reserve	(557,913)	(570,879)
Total shareholders' equity	56,893	25,132
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	57,320	35,931
Class A ordinary shares
Shareholders' equity:
Ordinary shares	78	54
Class A ordinary shares | Parent Company
Shareholders' equity:
Ordinary shares	78	54
Class B ordinary shares
Shareholders' equity:
Ordinary shares	0	0
Class A preference shares
Shareholders' equity:
Preference shares